Intangible Assets, Net (Details) $ / shares in Units, ¥ in Millions															12 Months Ended
	Sep. 24, 2024 shares	Feb. 14, 2024 USD ($) shares	Sep. 25, 2023 shares	Apr. 13, 2023 shares	Dec. 20, 2022 USD ($) shares	Sep. 23, 2022 shares	Jul. 30, 2022 USD ($) $ / shares shares	Jul. 30, 2022 CNY (¥) shares	Jul. 08, 2022 USD ($) shares	Jun. 22, 2022 USD ($) shares	Jun. 14, 2022 shares	Mar. 18, 2022 USD ($)	Jan. 20, 2022 shares	Jun. 21, 2021 USD ($)	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Intangible Assets, Net [Line Items]
Shares issue (in Shares) | shares					9,320										340,000
Reverse stock splits (in Shares) | shares		6,800											58
Agreement fair value		$ 8,496,724
Ordinary share par value									$ 2,804					$ 1
Additional paid-in capital									$ 8,493,919	$ 322,400		$ 307,960
Useful life															5 years
Amortization expenses of intangible assets															$ 10,097	$ 1,449,911	$ 11,126
Impairment losses for intangible assets																$ 6,551,529
Wrote off software																	19,295
Cost amount																	19,295
Accumulated depreciation																	0
Written-off loss																	$ 19,300
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]															Intangible assets, net
Customer Relationships [Member]
Intangible Assets, Net [Line Items]
Intangible assets															$ 1,426,798
Useful life															10 years
Copyrights and Trademarks [Member]
Intangible Assets, Net [Line Items]
Intangible assets															$ 242,556
Useful life															5 years
Mr. Xie [Member]
Intangible Assets, Net [Line Items]
Equity interest							100.00%	100.00%
E-Home Hong Kong [Member]
Intangible Assets, Net [Line Items]
Shares issue (in Shares) | shares					4,660,129				28,041,992
Reverse stock splits (in Shares) | shares	280	280	280	280		280
Agreement fair value					$ 2,853,596
Ordinary share par value					9,320
Additional paid-in capital					$ 2,844,276
Mr. Xie [Member]
Intangible Assets, Net [Line Items]
Reverse stock splits (in Shares) | shares	144	144	144	144		144
Shares for consideration (in Shares) | shares							14,438,584	14,438,584
Stock split value							$ 5,590,000	¥ 39.2
Issuance price percentage							130.00%	130.00%
Average closing price per share (in Dollars per share) | $ / shares							$ 0.39
Business Combination [Member]
Intangible Assets, Net [Line Items]
Equity transfer agreement, description															On June 14, 2022 and December 20, 2022, the Company and its wholly owned subsidiary, E-Home Hong Kong, entered into equity transfer agreements with Zhongrun, a limited liability company established in China and Ms. Ling Chen, pursuant to which Ms. Chen agreed to transfer 55% and 20% of the equity interests in Zhongrun to E-Home Hong Kong, in consideration for the sum of (i) RMB3 million (approximately $0.453 million, not paid) in cash and (ii) 28,041,992 ordinary shares of the Company.
Customer Relationships [Member]
Intangible Assets, Net [Line Items]
Intangible assets															$ 6,321,792
Ordinary shares [Member]
Intangible Assets, Net [Line Items]
Shares issue (in Shares) | shares									28,041,992	1,000,000	28,041,992
Reverse stock splits (in Shares) | shares	280	280	280	280		280
Ordinary shares [Member] | Zhongrun [Member]
Intangible Assets, Net [Line Items]
Reverse stock splits (in Shares) | shares	932	932	932	932
Ordinary shares [Member] | E-Home Hong Kong [Member]
Intangible Assets, Net [Line Items]
Reverse stock splits (in Shares) | shares	280	280	280	280		280